Business combination (Details)		1 Months Ended				12 Months Ended
	Feb. 01, 2021 CNY (¥)	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Jan. 31, 2021 CNY (¥)	Jan. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Business combination (Details) [Line Items]
Cash consideration				¥ 300,000
Comprehensive income loss						¥ (243,819,961)	$ (38,260,673)	¥ 33,585,084	¥ 47,236,997
Other payables term						1 year	1 year
Youxi Software [Member]
Business combination (Details) [Line Items]
Cash consideration | $					$ 46,500
Business Combination [Member]
Business combination (Details) [Line Items]
Equity interest percentage		100.00%	100.00%
Equity interest percentage						100.00%	100.00%
Cash consideration | $			$ 3,600,000
Youxi Software [Member]
Business combination (Details) [Line Items]
Cash consideration	¥ 296,789
Comprehensive income loss						¥ 364,366
Qingtian International School [Member]
Business combination (Details) [Line Items]
Cash consideration		¥ 20,188,781
Equity interest percentage		100.00%	100.00%
Cash consideration		¥ 23,000,000
Total unpaid consideration						¥ 8,000,000
Youxi Software [Member] | Business Combination [Member]
Business combination (Details) [Line Items]
Equity interest percentage				100.00%	100.00%	100.00%	100.00%